Segment Reporting (Details) - Schedule of revenues by geographic areas - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount of Revanue	$ 376,808	$ 3,718,271
As % of Sales Revanue	1.02%	12.44%
China [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount of Revanue	$ 31,947,602	$ 22,613,652
As % of Sales Revanue	86.84%	75.66%
US [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount of Revanue	$ 2,724,103	$ 2,871,684
As % of Sales Revanue	7.41%	9.61%
Marshall Islands [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount of Revanue	$ 719,831
As % of Sales Revanue	1.96%
Australia [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount of Revanue	$ 696,049	$ 338,447
As % of Sales Revanue	1.89%	1.13%
Taiwan [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount of Revanue	$ 322,948	$ 345,189
As % of Sales Revanue	0.88%	1.15%